BARON

FUNDS®

Baron Asset Fund

Baron Growth Fund

Baron Small Cap Fund

Baron iOpportunity Fund

Baron Fifth Avenue Growth Fund

Supplement dated October 31, 2008 to Prospectus dated January 23, 2008

Effective 30 days from the date of this Supplement, in connection with Baron Asset Fund, the definition of mid-sized growth company is one having a market capitalization of $1.5 billion to $12 billion at the time of purchase. The Prospectus of the Baron Funds® (the “Funds”), which currently defines a mid-sized growth company as one having a market capitalization of $2.5 billion to $10 billion at the time of purchase, is modified as follows:

On page 4 of the Prospectus, the second sentence of the second full paragraph, which begins with “Baron Asset Fund,” now reads: “A mid-sized growth company is defined as one having a market capitalization of $1.5 billion to $12 billion at the time of purchase.”

This information supplements the Prospectus dated January 23, 2008. This Supplement and the Prospectus constitute a current prospectus. To request another copy of the Prospectus, please call 1-800-992-2766 or visit our website at www.BaronFunds.com.

B A R O N

F U N D S®

Baron Asset Fund

Baron Growth Fund

Baron Small Cap Fund

Baron iOpportunity Fund

Baron Fifth Avenue Growth Fund

Supplement dated October 31, 2008

to Statement of Additional Information dated January 23, 2008

Effective 30 days from the date of this Supplement, in connection with Baron Asset Fund, the definition of medium-sized growth company is one having a market capitalization of $1.5 billion to $12 billion at the time of purchase. The Statement of Additional Information of the Baron Funds® (the “Funds”), which currently defines a medium-sized growth company as one having a market capitalization of $2.5 billion to $10 billion at the time of purchase, is modified as follows:

On page 3 of the Statement of Additional Information, the second sentence in the first paragraph under “Investment Goals, Strategies and Risks,” now reads: “Baron Asset Fund invests for the long-term primarily in medium-sized growth companies with market capitalizations at the time of purchase of between $1.5 billion and $12 billion.”

This information supplements the Statement of Additional Information dated January 23, 2008. This Supplement and the Statement of Additional Information constitute a current statement of additional information. To request another copy of the Prospectus and Statement of Additional Information, please call 1-800-992-2766 or visit our website at www.BaronFunds.com.